PROPERTY AND EQUIPMENT, NET (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
PROPERTY AND EQUIPMENT, NET [Abstract]
Depreciation expense	$ 1,576	¥ 10,209	¥ 8,653	¥ 7,847